Expense Example - Pinnacle Multi-Strategy Core Fund	Jan. 27, 2026 USD ($)
Pinnacle Multi-Strategy Core Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 747
Expense Example, with Redemption, 3 Years	1,211
Expense Example, with Redemption, 5 Years	1,700
Expense Example, with Redemption, 10 Years	3,040
Pinnacle Multi-Strategy Core Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,566
Expense Example, with Redemption, 10 Years	3,347
Pinnacle Multi-Strategy Core Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	$ 2,349